TAXATION	12 Months Ended
Dec. 31, 2024
TAXATION
TAXATION

21.  TAXATION

Enterprise income tax (“EIT”)

Cayman Islands

The Company is incorporated in the Cayman Islands and conducts its primary business operations through the subsidiaries and VIEs. Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain arising in Cayman Islands.

British Virgin Islands

Subsidiaries in British Virgin Islands are not subject to tax on income or capital gains under the current laws of the British Virgin Islands. Additionally, upon payments of dividends by the Company to its shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong S.A.R.

Subsidiaries in Hong Kong S.A.R. are subject to Hong Kong profits tax rate of 16.5% for the years ended December 31, 2022, 2023 and 2024. A two-tiered profits tax rates regime was introduced in 2018 under which the first HK$2 million of assessable profits earned by an eligible company will be taxed at 8.25% and the remaining profits will continue to be taxed at 16.5%. There is an anti-fragmentation measure where each group will have to nominate only one company in the group to benefit from the progressive rates. Additionally, upon payments of dividends by the Company to its shareholders, no HK withholding tax will be imposed.

The Hong Kong government has enacted new tax laws to implement the Pillar Two model rules published by the Organisation for Economic Co-operation and Development (“OECD”), which are expected to come into effect from 1 January 2025. The Company continues to monitor the local legislation for Hong Kong and development of Pillar Two model rules in other jurisdictions the Company operates and assess the potential impact.

Chinese Taiwan

DYX Taiwan branch is incorporated in Chinese Taiwan and is subject to Chinese Taiwan profits tax rate of 20% for the years ended December 31, 2022, 2023 and 2024.

Chinese Mainland

The Company’s subsidiaries incorporated in Chinese Mainland are subject to the statutory rate of 25% on the taxable income in accordance with the Enterprise Income Tax Law (The “EIT Law”), which was effective since January 1, 2008, except for certain entities eligible for preferential tax rates.

Dividends, interests, rent or royalties payable by the Company’s Chinese Mainland subsidiaries, to non-Chinese Mainland resident enterprises, and proceeds from any such non-resident enterprise investor’s disposition of assets (after deducting the net value of such assets) shall be subject to 10% withholding tax, unless the respective non-PRC resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with China that provides for a reduced withholding tax rate or an exemption from withholding tax.

VNET Beijing was qualified for a High and New Technology Enterprise (“HNTE”) since 2008 and is eligible for a 15% preferential tax rate. In October 2014, VNET Beijing obtained a new certificate and reapplied the certificate in October 2017, 2020 and 2023, with a validity term of three years. In accordance with the PRC Income Tax Laws, an enterprise awarded with the HNTE certificate may enjoy a reduced EIT rate of 15%. For the years ended December 31, 2022, 2023 and 2024, the tax rate for VNET Beijing was 15%, 15% and 15%, respectively.

21.  TAXATION (CONTINUED)

Enterprise income tax (“EIT”) (continued)

Chinese Mainland (continued)

In April 2011, Xi’an Sub, a subsidiary located in Shaanxi Province, was qualified for a preferential tax rate of 15% and started to apply this rate from then on. The preferential tax rate is awarded to companies that are located in West Regions of China which operate in certain encouraged industries. For the years ended December 31, 2022, 2023 and 2024, the tax rate assessed for Xi’an Sub was 15%.

In October 2015, SH Blue Cloud, a subsidiary located in Shanghai, was qualified for a HNTE and became eligible for 15% preferential tax rate. The certificate was reapplied in November 2018, November 2021 and December 2024 with a validity term of three years. Accordingly, for the years ended December 31, 2022, 2023 and 2024, SH Blue Cloud enjoyed a preferential tax rate of 15%.

In November 2016, SZ DYX, a subsidiary located in Guangdong Province, was qualified for a HNTE and became eligible for 15% preferential tax rate effective for three consecutive years and the certificate was reapplied in November 2019 and December 2022 with a validity term of three years. Accordingly, for the years ended December 31, 2022, 2023 and 2024, SZ DYX enjoyed a preferential tax rate of 15%.

In December 2016, BJ TenxCloud, a subsidiary located in Beijing and the Company acquired in July 2021, was qualified for a HNTE and became eligible for 15% preferential tax rate effective for three consecutive years and the certificate was reapplied in December 2019 and December 2022 with a validity term of three years. Accordingly, for the years ended December 31, 2022, 2023 and 2024, BJ TenxCloud enjoyed a preferential tax rate of 15%.

The EIT Law also provides that enterprises established under the laws of foreign countries or regions and whose “place of effective management” is located within the PRC are considered PRC tax resident enterprises and subject to PRC income tax at the rate of 25% on worldwide income. The definition of “place of effective management” refers to an establishment that exercises, in substance, overall management and control over the production and business, personnel, accounting, properties, etc. of an enterprise.

The administrative practice associated with interpreting and applying the concept of “place of effective management” is unclear. The Company does not believe that the legal entities organized outside the PRC should be considered as residents for EIT Law purposes. If such an entity is deemed as a PRC tax resident, it will be subject to 25% PRC EIT under the EIT Law on its worldwide income, meanwhile the dividend it receives from another PRC tax resident company will be exempted from 25% PRC income tax.

(Loss) income before income taxes consisted of:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Non-Chinese Mainland	(421,597)	(331,586)	(39,684)
Chinese Mainland	(206,933)	(2,151,209)	522,336
	(628,530)	(2,482,795)	482,652

21.  TAXATION (CONTINUED)

Enterprise income tax (“EIT”) (continued)

Income tax expenses comprised of:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Current	(115,577)	(157,526)	(247,166)
Deferred	(17,887)	43,152	12,937
	(133,464)	(114,374)	(234,229)

The reconciliation of tax computed by applying the statutory income tax rate of 25% for the years ended December 31, 2022, 2023 and 2024 applicable to the PRC operations to income tax expenses were as follows:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
(Loss) income before income taxes	(628,530)	(2,482,795)	482,652
Income tax (expenses) benefits computed at applicable tax rates (25%)	157,133	620,699	(120,663)
Non-deductible expenses	(72,156)	(700)	(13,564)
Research and development expenses	67,789	65,863	45,882
Preferential rate	(6,163)	(6,140)	19,729
Current and deferred tax rate differences	15,847	11,036	12,957
International rate differences	(75,119)	(101,585)	(45,239)
Tax exempted income	249	2,803	23,413
Foreign investment	(39,224)	(53,617)	(37,905)
Unrecognized tax benefits	(13,674)	(11,283)	(9,393)
Change in valuation allowance	(135,732)	(606,071)	(57,808)
Prior year provision to return true up	(28,949)	(34,759)	(49,853)
Others	(3,465)	(620)	(1,785)
Income tax expenses	(133,464)	(114,374)	(234,229)

21.  TAXATION (CONTINUED)

Deferred Tax

The significant components of deferred taxes were as follows:

	As of December 31,
	2023	2024
	RMB	RMB
Deferred tax assets
Allowance for doubtful debt	125,500	151,507
Impairment of long-lived assets	166,576	167,016
Impairment of long-term investments	4,866	4,866
Accrued expense	39,896	99,066
Tax losses	849,672	722,959
Property and equipment	2,919	60,739
Intangible assets	9,432	7,937
Finance lease	386,327	387,135
Deferred government grant	3,357	—
Operating lease	949,362	1,074,944
Loss picked up on equity method investments	10,558	13,804
Valuation allowance	(955,738)	(952,541)

Total deferred tax assets, net of valuation allowance	1,592,727	1,737,432

Deferred tax liabilities
Intangible assets	405,964	315,308
Property and equipment	172,095	233,369
Capitalized interest expense	49,544	62,582
Finance lease	296,789	289,158
Operating lease	949,362	1,074,944
Investment in a VIE	159,691	189,852

Total non-current deferred tax liabilities	2,033,445	2,165,213

Net deferred tax liabilities	(440,718)	(427,781)
Analysis as:
Deferred tax assets	247,644	306,623
Deferred tax liabilities	688,362	734,404

As of December 31, 2024, the Company has net tax operating losses from its Chinese Mainland subsidiaries and its Consolidated VIEs, as per filed tax returns, of RMB3,416,732, which will expire at various times between 2025 and 2034 and the majority expiring by 2029, if not utilized.

As of December 31, 2024, the undistributed earnings of the Company’s Chinese Mainland subsidiaries and VIEs in which the Company intends to permanently reinvested were RMB2,310,189. Other than these indefinitely reinvested amount, as of December 31, 2024, the Company has recognized deferred tax liabilities amounting to RMB189,852 associated with SH Zhiyan, one of its VIEs.

21.  TAXATION (CONTINUED)

Deferred Tax (continued)

The following table presents the movements of the valuation allowance:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at beginning of year	261,960	397,457	955,738
Addition	135,732	606,071	57,808
Expiration	(235)	(47,790)	(61,005)
Balance at end of year	397,457	955,738	952,541

Unrecognized Tax Benefits

As of December 31, 2023 and 2024, the Company recorded unrecognized tax benefits of RMB98,457 and RMB107,850, respectively.

The unrecognized tax benefits and its related interest are primarily related to non-deductible expenses and accrued expenses. RMB63,273 of the total unrecognized tax benefits, ultimately recognized, will impact the effective tax rate. It is possible that the amount of uncertain tax benefits will change in the next 12 months, however, an estimate of the range of the possible outcomes cannot be made at this time.

A roll-forward of unrecognized tax benefits principal was as follows:

	For the years ended December 31,
	2023	2024
	RMB	RMB
Balance at beginning of year	64,528	64,528
Reversal based on tax positions related to prior years	—	(1,255)
Balance at end of year	64,528	63,273

For the years ended December 31, 2022, 2023 and 2024, the Company recorded interest expense of RMB9,874, RMB11,283 and RMB10,648, respectively. Accumulated interest expense recorded by the Company was RMB33,929 and RMB44,577 as of December 31, 2023 and 2024, respectively. As of December 31, 2024, the tax years ended December 31, 2020 through 2024 for the PRC subsidiaries remain open for statutory examination by the PRC tax authorities.